Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash
The following table shows the breakdown of cash, cash equivalents and restricted cash as of December 31, 2023 and 2022:

	December 31, 2022	December 31, 2023
	(in thousands)
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$146,560	$149,581
Cash and cash equivalents held by VIE	108	23
Restricted cash	6,526	8,638
Total cash, cash equivalents and restricted cash	$153,194	$158,242